13. CONCENTRATIONS (Details Narrative)- annual (Annual Member)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Annual Member
Percentage of the Company's product sales revenue received from a single state municipal agency	47.00%	22.00%